CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Assets and Liabilities in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) item	Dec. 31, 2018 DKK (kr)
Disclosure of credit risk exposure [line items]
Central rate committed to maintain	7.46
Positive fluctuation in exchange rate	2.25%
Negative fluctuation in exchange rate	(2.25%)
Outstanding derivatives	kr 0
Average effective duration of portfolio	1 year 1 month 6 days	1 year 4 months 24 days
Number of securities in the portfolio | item	0
Average effective duration of portfolio	1 year 26 days	1 year 4 months 21 days
Percentage point will cause the change in fair value of the securities	1
Minimum
Disclosure of credit risk exposure [line items]
Average effective duration of portfolio	9 years
Change in the interest rates	1.10%
Maximum
Disclosure of credit risk exposure [line items]
Average effective duration of portfolio		8 years
Change in the interest rates		1.40%
EUR
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	1.00%	1.00%
Impact of change in exchange rate	kr 10,000,000	kr 9,000,000
USD
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate	kr 1,053,000,000	kr 362,000,000
GBP
Disclosure of credit risk exposure [line items]
Percentage change in exchange rate	10.00%	10.00%
Impact of change in exchange rate		kr 5,000,000